Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 1,614.9	$ (394.7)
Items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation gains (losses) on foreign operations	461.7	(80.2)
Losses on hedge of net investment in Canadian subsidiaries	(106.3)	(37.5)
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	110.1	(35.6)
Items that may be subsequently reclassified to net earnings	465.5	(153.3)
Items that will not be subsequently reclassified to net earnings
Share of net gains (losses) on defined benefit plans of associates	5.2	(33.2)
Net losses on defined benefit plans	(31.8)	(18.3)
Items that will not be subsequently reclassified to net earnings	(26.6)	(51.5)
Other comprehensive income (loss), net of income taxes	438.9	(204.8)
Comprehensive income (loss)	2,053.8	(599.5)
Attributable to:
Shareholders of Fairfax	2,024.4	(696.4)
Non-controlling interests	29.4	96.9
Comprehensive income (loss)	2,053.8	(599.5)
Income tax on items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation gains (losses) on foreign operations	10.4	14.0
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	(25.9)	3.7
Income tax on items that may be subsequently reclassified to net earnings	(15.5)	17.7
Income tax on items that will not be subsequently reclassified to net earnings
Share of net gains (losses) on defined benefit plans of associates	(7.4)	10.5
Net losses on defined benefit plans	2.3	5.0
Income tax on items that will not be subsequently reclassified to net earnings	(5.1)	15.5
Total income tax (expense) recovery	$ (20.6)	$ 33.2